NATURE OF BUSINESS AND GOING CONCERN (Details 1) - USD ($)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Assets
Cash	$ 8,466	$ 46,302	$ 351,060	$ 845,083
Prepayment and other assets	18,343	27,472
Property and equipment, net	4,877	11,875
Total assets of VIE	31,950	94,663
Liabilities
Accrued liabilities and other payable	298,700	136,250
Due to related parties	1,154,424	822,862
Total liabilities of VIE	4,066,079	2,947,974
Variable Interest Entities (VIE) [Member]
Assets
Cash	1,619	30,444
Prepayment and other assets	18,366	31,041
Property and equipment, net	4,877	10,791
Total assets of VIE	24,862	72,276
Liabilities
Accrued liabilities and other payable	84,418	26,967
Due to VIE holding companies	18,224	20,991
Due to related parties	2,758,988	2,296,534
Total liabilities of VIE	$ 2,861,630	$ 2,344,492